Derivative instruments (Narrative) (Detail) - USD ($) $ in Trillions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Maturity Profile Of Derivatives Notionals [Line Items]
Increase / (decrease) in other notional amounts	$ (3.2)
Interest rate swap contract | Over-the-counter | Within 1 year
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	55.00%	50.00%
Interest rate swap contract | Over-the-counter | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	27.00%	30.00%
Interest rate swap contract | Over-the-counter | Due after 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	18.00%	20.00%